Supplemental cash flow information	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Supplemental cash flow information	Supplemental cash flow information:
a) Changes in non-cash working capital:
Changes in non-cash working capital for the years ended December 31, 2021 and 2020 are as follows:

For the years ended December 31	2021	2020
Changes in non-cash working capital:
Trade and other receivables	$(139,367)	$76,721
Inventories	(150,860)	(27,644)
Prepaid expenses	(2,217)	4,059
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	234,998	107,199
	(57,446)	160,335
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(31,924)	(43,259)
Changes in non-cash working capital	$(89,370)	$117,076
These changes relate to the following activities:
Operating	$(83,109)	$64,923
Financing	1,350	—
Investing	(7,611)	52,153
Changes in non-cash working capital	$(89,370)	$117,076

b) Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2020	$2,363,372	$722,234

Changes from financing cash flows
Repayment of long-term debt and financing fees	(57,563)	—
Repayment on Geismar 3 construction facility	(173,000)	—
Payment of lease obligations	—	(101,054)
Proceeds from other limited recourse debt	25,161	—
Total changes from financing cash flows	(205,402)	(101,054)

Liability-related other changes
Finance costs	3,565	—
New lease obligations	—	97,673
Other	(3,343)	(1,752)
Total liability-related other changes	222	95,921
Balance at December 31, 2021	$2,158,192	$717,101